Sequential Quarterly Product Sales - FY 2019 (Tables)	6 Months Ended
Jun. 30, 2020
Product Sales sequential quarterly analysis - FY 2019
Schedule of sequential quarterly product sales - FY 2019

	Q1 2019	Actual	CER	Q2 2019	Actual	CER	Q3 2019	Actual	CER	Q4 2019	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	630	6	6	784	24	25	891	14	13	884	(1)	-
Imfinzi	295	13	13	338	15	15	412	22	22	424	3	4
Lynparza	237	13	13	283	19	20	327	16	15	351	7	8
Calquence	29	21	23	35	21	19	44	27	27	56	25	25
Faslodex*	254	(6)	(6)	267	5	6	205	(23)	(23)	166	(20)	(19)
Zoladex*	194	7	6	197	2	1	226	15	16	196	(14)	(12)
Iressa*	134	20	18	118	(12)	(11)	91	(23)	(22)	80	(13)	(12)
Arimidex*	51	11	10	60	18	17	63	5	5	51	(20)	(18)
Casodex*	48	4	3	57	19	18	52	(8)	(6)	43	(18)	(17)
Others	20	(13)	(14)	28	40	29	20	(27)	(22)	26	30	26
Total Oncology	1,892	7	6	2,167	15	15	2,334	8	8	2,274	(3)	(2)
BioPharmaceuticals: CVRM
Farxiga	349	(12)	(12)	377	8	9	398	5	5	419	5	6
Brilinta	348	(7)	(8)	389	12	12	416	7	8	428	3	3
Onglyza	153	3	3	116	(24)	(24)	127	9	11	131	3	4
Bydureon	142	3	3	141	(1)	-	127	(10)	(10)	139	9	10
Byetta	30	(6)	(5)	25	(17)	(16)	28	10	13	27	(2)	(4)
Other diabetes	11	(8)	(17)	11	-	8	14	26	22	16	17	17
Lokelma	-	n/m	n/m	2	n/m	n/m	4	n/m	n/m	8	87	74
Crestor*	335	(5)	(6)	310	(7)	(7)	337	9	9	296	(12)	(11)
Seloken/Toprol-XL*	225	41	38	168	(25)	(25)	177	6	8	190	7	8
Atacand*	50	(14)	(15)	56	12	14	55	(1)	(1)	60	8	9
Others	71	(3)	(5)	63	(11)	(8)	65	4	2	72	13	16
BioPharmaceuticals: total CVRM	1,714	(2)	(3)	1,658	(3)	(3)	1,749	5	6	1,785	2	3
BioPharmaceuticals: Respiratory & Immunology
Symbicort	585	(8)	(8)	585	-	1	613	5	4	712	16	17
Pulmicort	383	(2)	(2)	333	(13)	(13)	337	1	3	413	22	23
Fasenra	129	3	4	167	29	30	202	21	21	206	2	2
Daliresp/Daxas	48	(11)	(12)	56	17	18	53	(6)	(7)	58	10	10
Bevespi	10	-	(5)	10	-	2	10	4	8	12	8	5
Breztri	-	-	-	-	-	-	1	-	-	1	(74)	(73)
Others	128	(14)	(12)	101	(21)	(23)	102	1	(1)	135	33	38
BioPharmaceuticals: total Respiratory & Immunology	1,283	(6)	(6)	1,252	(2)	(2)	1,319	5	6	1,537	17	17
Other medicines
Nexium	363	(7)	(8)	393	8	8	374	(5)	(4)	353	(6)	(6)
Synagis	53	(79)	(79)	96	81	81	146	52	53	63	(57)	(57)
Losec/Prilosec	76	27	26	68	(11)	(10)	73	8	9	46	(38)	(38)
Seroquel XR / IR	37	(34)	(33)	32	(14)	(10)	82	n/m	n/m	40	(50)	(49)
Others	47	(65)	(64)	52	11	11	56	8	-	151	n/m	n/m
Total other medicines	576	(35)	(36)	641	11	12	731	14	14	653	(11)	(10)

Total Product Sales	5,465	(5)	(6)	5,718	5	5	6,132	7	8	6,250	2	3